Long-term Investments	12 Months Ended
Dec. 31, 2023
Long-term Investments [Abstract]
Long-term Investments
10.	Long-term Investments

	Equity method investments	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	3,224	2,919	—	6,143
Additions	3,500	—	—	3,500
Shares of results of equity method investees	196	—	—	196
Balance as of December 31, 2022	6,920	2,919	—	9,839
Additions	8,090	—	2,000	10,090
Shares of results of equity method investees	(1,560)	—	—	(1,560)

Balance as of December 31, 2023	13,450	2,919	2,000	18,369

Equity method investments

(a)
In June 2021, the Group and a third-party investor jointly set up an entity for the purpose of developing the local urban air mobility and smart city operations in Guangzhou, Guangdong Province. The Group subscribed for a commitment of RMB
10,500
and holds
35
% of the investee’s equity interests. As of December 31, 2023, the Group has contributed aggregated cash consideration of RMB
7,000
. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting. Pursuant to the payment schedule of capital contribution as set out in the investment agreement, RMB
1,750
is recorded as investment payable in accrued expenses and other liabilities (Note 11) as of December 31, 2023. The remaining contribution of RMB
1,750
which will be due on December 31, 2024, is disclosed in Capital commitments (Note 25(a)).

(b)
In May 2023, the Group and a third-party investor entered into an investment agreement to jointly set up an entity to promote local low-altitude
transportation and tourism products in Xinjiang Province. As of December 31, 2023, the Group invested cash consideration of RMB
6,000
(US$
845
) and holds
30
% of the investee’s equity interest. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting.

(c)
In September 2023, the Group and a third-party investor entered into an investment agreement to jointly set up an entity to promote local low-altitude
transportation and tourism products in Guangxi Province. As of December 31, 2023, the Group invested cash consideration of RMB
340
(US$
48
) and holds
34
% of the investee’s equity interest. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized (losses) income of RMB(276)
,
RMB196 and RMB(1,560) (US$(220)
)
 from equity method investment, respectively. None of the Group’s equity method investments was significant to the Group’s financial position and results of operations.
Equity investments without readily determinable fair values
In 2017, the Group assisted a third party in acquiring a land use right from the Guangzhou City government. In return for the Group’s assistance services, the Group received a cash consideration of RMB41,117 and 5% equity interests in an entity, whose sole asset is the aforementioned land use right. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2022 and 2023, the carrying value of this investment was RMB2,919 and RMB2,919 (US$411), respectively.
Debt security investments
In September 2023, the Group acquired minority equity interests with redemption right in a solid-state lithium metal battery technology company for a total cash consideration of RMB2,000 (US$282). The ordinary shares are redeemable at the option of the Group if the investee fails to launch the initial public offering by June 30, 2031. The Group elected to account for the investment at fair value option and the fair value change in 2023 was immaterial.